Quarterly Report
July 31, 2021
MFS®  Special Value Trust
MFV-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 53.2%
Aerospace & Defense – 0.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$46,000	$46,870
Bombardier, Inc., 7.125%, 6/15/2026 (n)	23,000	23,920
Moog, Inc., 4.25%, 12/15/2027 (n)	90,000	92,812
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	73,412
TransDigm, Inc., 6.375%, 6/15/2026	40,000	41,350
TransDigm, Inc., 5.5%, 11/15/2027	60,000	61,950
TransDigm, Inc., 4.625%, 1/15/2029 (n)	41,000	40,898
		$381,212
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$60,000	$62,775
Automotive – 0.9%
Dana, Inc., 5.375%, 11/15/2027	$46,000	$48,645
Dana, Inc., 5.625%, 6/15/2028	15,000	16,140
Dana, Inc., 4.25%, 9/01/2030	25,000	25,977
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	80,000	83,900
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	75,000	81,000
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	30,000	31,500
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	40,000	41,356
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	35,000	35,525
		$364,043
Broadcasting – 1.6%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$60,000	$62,100
iHeartCommunications, Inc., 8.375%, 5/01/2027	55,000	58,506
Netflix, Inc., 5.875%, 2/15/2025	90,000	103,628
Netflix, Inc., 5.875%, 11/15/2028	20,000	24,850
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	15,000	15,468
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	75,000	79,290
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	65,000	67,275
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	95,000	95,232
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	135,000	138,712
		$645,061
Brokerage & Asset Managers – 0.4%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$35,000	$36,838
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	90,000	92,812
LPL Holdings, Inc., 4%, 3/15/2029 (n)	36,000	36,540
		$166,190
Building – 1.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$105,000	$107,625
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	39,000	40,249
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	65,000	65,650
Interface, Inc., 5.5%, 12/01/2028 (n)	65,000	67,762
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	71,722
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	35,000	39,025
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	40,000	39,200
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	70,687
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	50,000	52,625
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	60,000	64,050
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	45,000	45,997
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	66,000	67,980
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	9,697

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	$40,000	$42,700
		$784,969
Business Services – 1.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$40,000	$40,750
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	35,000	35,788
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	30,000	31,350
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	40,000	42,625
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	55,000	56,994
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	90,000	90,675
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	23,000	23,197
Paysafe Finance PLC, 4%, 6/15/2029 (z)	50,000	48,549
Switch Ltd., 3.75%, 9/15/2028 (n)	74,000	75,700
Switch Ltd., 4.125%, 6/15/2029 (n)	20,000	20,605
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	50,000	52,812
		$519,045
Cable TV – 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$55,000	$56,870
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	165,000	174,892
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	50,000	52,500
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	90,000	92,859
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	200,000	209,240
DISH DBS Corp., 7.75%, 7/01/2026	65,000	74,181
DISH DBS Corp., 5.125%, 6/01/2029 (n)	40,000	39,652
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	45,000	24,638
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(z)	30,000	16,800
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)	65,000	66,544
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	67,000	69,122
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	125,000	136,894
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	210,600
Videotron Ltd., 5.375%, 6/15/2024 (n)	25,000	27,560
Videotron Ltd., 5.125%, 4/15/2027 (n)	120,000	125,100
Videotron Ltd., 3.625%, 6/15/2029 (n)	24,000	24,600
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	205,500
		$1,607,552
Chemicals – 0.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$158,063
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	65,000	66,318
Ingevity Corp., 3.875%, 11/01/2028 (n)	74,000	74,000
		$298,381
Computer Software – 0.6%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$45,000	$45,321
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	80,000	83,400
PTC, Inc., 3.625%, 2/15/2025 (n)	65,000	66,788
PTC, Inc., 4%, 2/15/2028 (n)	35,000	36,181
		$231,690
Computer Software - Systems – 0.8%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$35,000	$33,950
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	130,000	147,875
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	7,313
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	95,000	100,543
Twilio, Inc., 3.625%, 3/15/2029	45,000	46,070
		$335,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$85,000	$89,250
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	23,000	23,575
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	87,000	89,189
EnerSys, 5%, 4/30/2023 (n)	60,000	62,625
EnerSys, 4.375%, 12/15/2027 (n)	20,000	20,900
Gates Global LLC, 6.25%, 1/15/2026 (n)	55,000	57,116
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	40,000	44,454
Griffon Corp., 5.75%, 3/01/2028	75,000	78,909
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	65,000	69,713
TriMas Corp., 4.125%, 4/15/2029 (n)	140,000	142,100
		$677,831
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$47,419
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	31,195
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	56,996
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	75,000	76,875
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	35,000	39,419
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	30,000	32,625
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	59,000	61,016
		$345,545
Consumer Products – 0.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$50,000	$50,250
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	65,000	65,445
Mattel, Inc., 3.375%, 4/01/2026 (n)	46,000	47,849
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	42,754
Mattel, Inc., 5.45%, 11/01/2041	15,000	17,662
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	55,000	58,094
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	25,000	24,719
		$306,773
Consumer Services – 1.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$21,175
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	50,000	54,805
ANGI Group LLC, 3.875%, 8/15/2028 (n)	65,000	64,919
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	55,000	56,778
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	20,074
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	98,000	98,122
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	44,000	47,960
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,540
Match Group, Inc., 4.625%, 6/01/2028 (n)	70,000	73,413
Match Group, Inc., 4.125%, 8/01/2030 (n)	20,000	20,925
Realogy Group LLC, 9.375%, 4/01/2027 (n)	50,000	55,313
Realogy Group LLC, 5.75%, 1/15/2029 (n)	20,000	20,975
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	86,000	86,107
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	35,000	36,619
		$730,725
Containers – 1.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$210,980
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	107,290
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,400
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	40,000	40,509
Greif, Inc., 6.5%, 3/01/2027 (n)	50,000	52,625
Reynolds Group, 4%, 10/15/2027 (n)	75,000	74,906
Silgan Holdings, Inc., 4.75%, 3/15/2025	20,000	20,275
Silgan Holdings, Inc., 4.125%, 2/01/2028	54,000	56,025
		$604,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$90,000	$91,062
Electronics – 1.0%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$15,000	$15,287
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	35,000	38,456
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	31,500
Entegris, Inc., 3.625%, 5/01/2029 (n)	67,000	68,675
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	50,000	55,683
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	106,044
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	32,100
Synaptics, Inc., 4%, 6/15/2029 (n)	60,000	60,832
		$408,577
Emerging Market Quasi-Sovereign – 0.8%
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	$200,000	$201,184
Petroleos Mexicanos, 6.49%, 1/23/2027	100,000	106,220
		$307,404
Emerging Market Sovereign – 1.7%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$209,100
Government of Ukraine, 7.75%, 9/01/2024	100,000	108,520
Republic of Ecuador, 1%, 7/31/2030 (n)	8,116	4,484
Republic of Ecuador, 5%, 7/31/2030 (n)	37,800	32,981
Republic of Ecuador, 5%, 7/31/2035 (n)	99,060	68,600
Republic of Ecuador, 0.5%, 7/31/2040 (n)	45,400	27,922
Republic of Turkey, 5.75%, 3/22/2024	200,000	207,760
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	21,112
		$680,479
Energy - Independent – 1.8%
Apache Corp., 4.375%, 10/15/2028	$65,000	$68,863
Apache Corp., 4.75%, 4/15/2043	30,000	30,825
Callon Petroleum Co., 8%, 8/01/2028 (n)	25,000	23,485
CNX Resources Corp., 6%, 1/15/2029 (n)	50,000	53,013
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	45,000	47,018
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	30,000	29,990
EQT Corp., 5%, 1/15/2029	48,000	54,274
Occidental Petroleum Corp., 5.875%, 9/01/2025	65,000	72,062
Occidental Petroleum Corp., 5.5%, 12/01/2025	50,000	55,000
Occidental Petroleum Corp., 6.45%, 9/15/2036	50,000	60,369
Occidental Petroleum Corp., 6.6%, 3/15/2046	70,000	86,111
Range Resources Corp., 8.25%, 1/15/2029 (n)	35,000	38,752
SM Energy Co., 6.5%, 7/15/2028	20,000	19,917
Southwestern Energy Co., 6.45%, 1/23/2025	34,900	38,213
Southwestern Energy Co., 7.5%, 4/01/2026	42,900	45,251
Southwestern Energy Co., 7.75%, 10/01/2027	10,000	10,725
		$733,868
Entertainment – 1.4%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$20,000	$17,850
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	70,000	72,187
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	95,000	100,344
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	50,000	50,812
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	35,000	35,700
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	30,000	30,478
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	71,000	73,929
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	30,000	30,073
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	25,000	23,781
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	25,000	25,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	$70,000	$71,379
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	45,000	45,225
		$576,946
Financial Institutions – 1.3%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$70,000	$72,363
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	60,000	61,575
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	144,266	144,987
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	84,000	83,232
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	60,000	62,550
OneMain Finance Corp., 6.875%, 3/15/2025	40,000	45,373
OneMain Finance Corp., 8.875%, 6/01/2025	30,000	32,999
OneMain Finance Corp., 7.125%, 3/15/2026	30,000	35,325
		$538,404
Food & Beverages – 1.6%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$94,963
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	110,000	120,451
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	35,000	39,069
Kraft Heinz Foods Co., 4.375%, 6/01/2046	95,000	109,464
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	67,709
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	45,000	47,362
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	45,000	45,844
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	45,000	45,000
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	76,500
		$646,362
Gaming & Lodging – 2.9%
Boyd Gaming Corp., 4.75%, 12/01/2027	$60,000	$62,175
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	25,000	25,865
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	65,000	65,530
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	55,000	57,570
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	45,000	47,306
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	50,000	54,984
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	75,000	75,807
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	61,000	60,847
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	40,000	40,250
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	60,000	63,750
MGM Growth Properties LLC, 5.75%, 2/01/2027	25,000	27,938
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	42,000	43,003
MGM Resorts International, 6.75%, 5/01/2025	60,000	63,675
MGM Resorts International, 5.5%, 4/15/2027	45,000	48,902
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	40,000	39,438
Scientific Games Corp., 8.25%, 3/15/2026 (n)	35,000	37,144
Scientific Games International, Inc., 7%, 5/15/2028 (n)	40,000	43,100
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	55,000	57,215
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	65,000	66,869
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	88,000	90,965
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	36,225
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	45,000	46,787
		$1,155,345
Industrial – 0.3%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$60,000	$60,750
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	70,000	72,100
		$132,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$85,000	$88,719
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	65,000	66,300
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	35,000	34,745
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	35,000	35,437
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	20,000	21,200
		$246,401
Machinery & Tools – 0.1%
Terex Corp., 5%, 5/15/2029 (n)	$55,000	$56,994
Medical & Health Technology & Services – 3.2%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$90,000	$94,725
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	40,000	43,434
Catalent, Inc., 3.125%, 2/15/2029 (n)	89,000	87,220
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	85,000	87,231
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	45,000	47,187
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	10,000	11,060
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	65,000	65,847
DaVita, Inc., 4.625%, 6/01/2030 (n)	40,000	41,350
DaVita, Inc., 3.75%, 2/15/2031 (n)	45,000	43,640
Encompass Health Corp., 5.75%, 9/15/2025	10,000	10,263
Encompass Health Corp., 4.625%, 4/01/2031	35,000	38,068
HCA, Inc., 5.875%, 2/15/2026	90,000	104,625
HCA, Inc., 5.625%, 9/01/2028	20,000	24,050
HCA, Inc., 5.875%, 2/01/2029	20,000	24,450
HCA, Inc., 3.5%, 9/01/2030	80,000	86,876
HealthSouth Corp., 5.125%, 3/15/2023	30,000	30,150
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	45,000	46,800
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	208,500
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	25,000	25,062
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	15,000	14,925
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	47,819
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	89,000	88,332
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	35,000	36,400
		$1,308,014
Medical Equipment – 0.4%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$88,671
Teleflex, Inc., 4.625%, 11/15/2027	85,000	89,650
		$178,321
Metals & Mining – 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$75,000	$79,853
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	70,000	67,946
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	69,529
Freeport-McMoRan, Inc., 5%, 9/01/2027	55,000	58,041
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	35,000	37,056
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	55,000	60,696
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	49,000	50,286
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	65,000	65,815
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	88,000	91,870
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	25,000	26,000
Novelis Corp., 5.875%, 9/30/2026 (n)	95,000	98,579
Novelis Corp., 3.25%, 11/15/2026 (n)	24,000	24,360
Novelis Corp., 4.75%, 1/30/2030 (n)	30,000	31,944
Novelis Corp., 3.875%, 8/15/2031 (n)	29,000	29,326
Petra Diamonds US$ Treasury PLC, 10.5%, (0% cash or 10.5% PIK) 3/08/2026 (n)(p)	20,642	20,848
		$812,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$27,000	$29,126
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	55,000	58,179
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	44,000	45,126
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	74,000	76,775
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	44,000	46,561
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	16,336
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	15,000	16,838
EQM Midstream Partners LP, 5.5%, 7/15/2028	120,000	129,900
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	30,361
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	15,000	14,888
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	53,900	53,091
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	5,000	5,155
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	75,000	77,344
Peru LNG, 5.375%, 3/22/2030	200,000	154,000
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	80,000	89,848
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	45,000	48,656
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	40,000	40,850
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	40,000	41,418
Western Midstream Operating LP, 5.3%, 2/01/2030	45,000	50,514
Western Midstream Operation LP, 4.65%, 7/01/2026	20,000	21,439
Western Midstream Operation LP, 5.5%, 8/15/2048	15,000	16,725
		$1,063,130
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$75,000	$76,875
Network & Telecom – 0.2%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$60,000	$61,060
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$186,754	$202,464
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	30,000	31,424
		$233,888
Oils – 0.1%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$45,000	$27,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	40,000	20,888
		$47,888
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$216,994
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$70,000	$72,084
NCR Corp., 5.125%, 4/15/2029 (n)	35,000	36,430
		$108,514
Pharmaceuticals – 1.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$138,000	$140,846
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	105,000	100,144
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	30,000	28,349
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	50,000	49,687
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	30,000	29,812
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	205,082
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	35,000	35,700
		$589,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.4%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$20,000	$20,525
GFL Environmental, Inc., 4%, 8/01/2028 (n)	35,000	34,588
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	40,000	40,127
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	20,673
Stericycle, Inc., 3.875%, 1/15/2029 (n)	65,000	65,894
		$181,807
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$51,375
Taseko Mines Ltd., 7%, 2/15/2026 (n)	30,000	30,872
		$82,247
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$157,500
Mav Acquisition Corp., 8%, 8/01/2029 (n)	25,000	24,465
		$181,965
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$58,000	$62,011
Real Estate - Other – 0.4%
EPR Properties, REIT, 4.5%, 6/01/2027	$35,000	$37,275
EPR Properties, REIT, 4.95%, 4/15/2028	10,000	10,819
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	60,000	64,050
XHR LP, REIT, 4.875%, 6/01/2029 (n)	55,000	56,207
		$168,351
Retailers – 0.4%
L Brands, Inc., 5.25%, 2/01/2028	$110,000	$123,733
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	20,000	20,027
		$143,760
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$60,000	$62,792
Specialty Stores – 0.6%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$69,000	$70,839
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	30,000	31,050
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	40,000	41,500
Penske Automotive Group Co., 3.75%, 6/15/2029	86,000	87,182
		$230,571
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$7,000	$7,144
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	75,000	79,350
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	50,500
		$136,994
Telecommunications - Wireless – 2.3%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$197,250
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	208,000
SBA Communications Corp., 3.875%, 2/15/2027	55,000	56,719
SBA Communications Corp., 3.125%, 2/01/2029 (n)	70,000	68,747
Sprint Capital Corp., 6.875%, 11/15/2028	95,000	122,560
Sprint Corp., 7.125%, 6/15/2024	25,000	28,744
Sprint Corp., 7.625%, 3/01/2026	120,000	146,579
T-Mobile USA, Inc., 2.625%, 2/15/2029	68,000	68,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.5%, 4/15/2031	$30,000	$31,464
		$928,077
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$30,000	$31,913
Vector Group Ltd., 5.75%, 2/01/2029 (n)	40,000	40,600
		$72,513
Transportation - Services – 0.5%
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)	$200,000	$213,482
Utilities - Electric Power – 1.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$217,300
Calpine Corp., 4.5%, 2/15/2028 (n)	60,000	61,800
Calpine Corp., 5.125%, 3/15/2028 (n)	75,000	75,937
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	31,800
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	90,000	90,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	10,000	10,525
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	37,713
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	36,000	37,852
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	40,000	41,100
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	85,000	91,800
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	25,000	26,313
		$722,140
Total Bonds		$21,519,408
Common Stocks – 42.8%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	2,894	$676,588
Northrop Grumman Corp.	1,739	631,292
		$1,307,880
Brokerage & Asset Managers – 3.7%
BlackRock, Inc.	747	$647,776
NASDAQ, Inc.	4,530	845,887
		$1,493,663
Business Services – 4.1%
Accenture PLC, “A”	1,645	$522,584
Equifax, Inc.	2,645	689,287
Fiserv, Inc. (a)	3,923	451,576
		$1,663,447
Cable TV – 2.2%
Comcast Corp., “A”	14,803	$870,861
Construction – 1.8%
ICA Tenedora, S.A. de C.V. (a)	10,542	$34,131
Sherwin-Williams Co.	2,328	677,518
		$711,649
Electronics – 2.0%
Texas Instruments, Inc.	4,329	$825,194
Food & Beverages – 1.7%
Nestle S.A., ADR	5,325	$674,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	2,692	$617,787
Insurance – 4.2%
Aon PLC	2,316	$602,229
Chubb Ltd.	3,248	548,068
Marsh & McLennan Cos., Inc.	3,664	539,414
		$1,689,711
Machinery & Tools – 1.8%
Illinois Tool Works, Inc.	3,266	$740,304
Major Banks – 1.9%
JPMorgan Chase & Co.	5,016	$761,328
Medical Equipment – 3.8%
Medtronic PLC	4,987	$654,843
Thermo Fisher Scientific, Inc.	1,639	885,076
		$1,539,919
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	60	$15,339
Other Banks & Diversified Financials – 3.3%
American Express Co.	3,638	$620,388
Citigroup, Inc.	10,328	698,380
		$1,318,768
Pharmaceuticals – 1.7%
Johnson & Johnson	4,070	$700,854
Special Products & Services – 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$456,768
Utilities - Electric Power – 4.8%
Dominion Energy, Inc.	6,889	$515,779
Duke Energy Corp.	6,934	728,833
Southern Co.	10,914	697,077
		$1,941,689
Total Common Stocks		$17,329,628
Floating Rate Loans (r) – 0.3%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.6%, 9/18/2026	$18,118	$17,933
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.593%, 4/15/2027	$20,685	$20,407
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.897%, 6/01/2024	$17,138	$16,927
Element Solutions, Inc., Term Loan B1, 2.092%, 1/31/2026	20,632	20,514
		$37,441
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.842%, 4/16/2025	$20,618	$20,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$18,000	$17,820
Total Floating Rate Loans		$113,892
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants				$0

Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.03% (v)	1,423,535	$1,423,535

Other Assets, Less Liabilities – 0.2%		62,425
Net Assets – 100.0%		$40,448,888
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,423,535 and $38,962,928, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,882,662, representing 41.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025	2/12/20	$28,706	$16,800
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	50,000	48,549
Total Restricted Securities			$65,349
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	104,882	USD	124,727	Citibank N.A.	10/08/2021	$(149)
USD	109,407	EUR	92,322	JPMorgan Chase Bank N.A.	10/08/2021	(253)
						$(402)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,605,691	$0	$15,339	$16,621,030
Switzerland	674,467	—	—	674,467
Mexico	—	34,131	—	34,131
Non - U.S. Sovereign Debt	—	987,883	—	987,883
Municipal Bonds	—	76,875	—	76,875
U.S. Corporate Bonds	—	17,123,931	—	17,123,931
Foreign Bonds	—	3,330,719	—	3,330,719
Floating Rate Loans	—	113,892	—	113,892
Mutual Funds	1,423,535	—	—	1,423,535
Total	$18,703,693	$21,667,431	$15,339	$40,386,463
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(402)	$—	$(402)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/20	$16,951
Change in unrealized appreciation or depreciation	(1,612)
Balance as of 7/31/21	$15,339
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2021 is $(1,612). At July 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,148,461	$7,183,040	$6,907,966	$—	$—	$1,423,535
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,933	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.